Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class BV [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 837	$ 28,759,163	$ (34,574,478)	$ (5,814,478)
Balance, shares at Dec. 31, 2019		8,370,647
Net loss				(17,546,771)	(17,546,771)
Members’ contributions		$ 178	14,024,204		14,024,382
Members contributions, shares		1,781,373
Ending balance, value at Dec. 31, 2020		$ 1,015	42,783,367	(52,121,249)	(9,336,867)
Balance, shares at Dec. 31, 2020		10,152,020
Repurchase of member shares		$ (1)	(99,949)		(99,950)
Repurchase of member shares, shares		(12,598)
Conversion of Convertible Notes & interest payable to Class V common stock		$ 136	10,822,138		10,822,274
Conversion of Convertible Notes & interest payable to Class V common stock, shares		1,362,933
Recapitalization with Andina	$ 341		11,571,705		11,572,046
Recapitalization with Andina, shares	3,409,949
PIPE Raise	$ 561		35,062,867		35,063,428
PIPE raise, shares	5,607,372
Tax impact of recapitalization			(67,223)		(67,223)
Pre-Funded Warrant	$ (80)		80
Pre-Funded Warrant, shares	(800,000)
Issuance of Restricted Stock Units			20,055		20,055
Issuance of Restricted Stock Units, shares	3,500
Issuance of Restricted Stock Awards	$ 41		458,217		458,258
Issuance of Restricted Stock Awards, shares	412,934
Net loss				(31,989,922)	(31,989,922)
Ending balance, value at Dec. 31, 2021	$ 863	$ 1,150	$ 100,551,257	$ (84,111,171)	$ 16,442,099
Balance, shares at Dec. 31, 2021	8,633,755	11,502,355